Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 694,495	$ (174,189)	$ (777,892)
Net income (loss) from discontinued operations	683,961	(113,614)	(760,879)
Net income (loss) from continuing operations	10,534	(60,575)	(17,013)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net income (loss) from discontinued operations	(683,961)
Amortization of right to use asset	10
Share-based compensation	8	44,539	6,635
Changes in operating assets and liabilities:
Prepaid expenses	(8)
Interest payable	3,818
Operating lease liabilities	2
Accrued expenses	(1,009)	8,470	2,014
Net cash provided by (used in) operating activities from continuing operations	13,355	(7,566)	(8,364)
Net cash provided by (used in) operating activities from discontinued operations		(36,264)	29,778
Net cash provided by (used in) operating activities	13,355	(43,830)	21,414
Cash flows from investing activities
Disposal of subsidiaries, net of cash	(15,097)
Proceeds from disposal of short-term investments		8,559	33,900
Net cash provided by investing activities from continuing operations	(15,097)	8,559	33,900
Net cash provided by (used in) investing activities from discontinued operations		3,012	(56,801)
Net cash provided by (used in) investing activities	(15,097)	11,571	(22,901)
Cash flows from financing activities
Repayment of convertible note			(76,084)
Proceeds from issuance of ordinary shares and warrants, net of issuance cost of $30,000	74,970	28,500
Proceed from third-party loans	2,405	2,300
Repayment of bank loans		(119)
Proceeds from exercise of share options			1,172
Net cash provided by (used in) financing activities from continuing operations	77,375	30,681	(74,912)
Net cash provided by (used in) financing activities from discontinued operations		(8,000)	(69,845)
Net cash provided by (used in) financing activities	77,375	22,681	(144,757)
Effect of changes of foreign exchange rates on cash		(4,482)	(2,453)
Net increase (decrease) in cash	75,633	(14,060)	(148,697)
Cash, cash equivalents and restricted cash, at the beginning of year	45,479	59,539	208,236
Cash, cash equivalents and restricted cash, at the end of year	121,112	45,479	59,539
Less: cash, cash equivalents and restricted cash of discontinued operations, at the end of year		(16,097)	(53,471)
Cash of continuing operations, at the end of year	121,112	29,382	6,068
Supplemental disclosure of cash flow information:
Interest paid			13,577
Income tax paid			8,286
Supplemental disclosure of non-cash investing and financing activities
Purchase of property and equipment included in accrued expenses and other current liabilities			$ 184